Prepayments and Other Assets (Details) - USD ($)		Jun. 30, 2025		Jun. 30, 2024		Apr. 08, 2023
Prepayments and Other Assets, Net [Abstract]
Rental deposit	[1]	$ 500,000
Long-term loan security deposit		$ 475,000	[2]	$ 475,000	[2]	$ 475,000

[1]	Rental deposit represents a deposit of $500,000 paid to the lessor of Top Advancer (see Note 8), which is expected to be received in December 2025 upon the lease’s expiration.
[2]	This is long-term loan security deposit of $475,000, which is expected to be collected at the end of long-term loan agreement (see Note 9).